STOCKHOLDERS' DEFICIT (Schedule of Warrant Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants Issued for Settlement [Member]
Number of Warrants
Balance	350,000	350,000
Granted	250,000
Exercised
Forfeited
Expired
Outstanding	600,000	350,000
Exercisable	600,000	350,000
Weighted Average Exercise Price
Balance	$ 0.63	$ 0.63
Granted	0.37
Exercised
Forfeited
Expired
Outstanding	0.52	0.63
Exercisable	0.52	0.63
Weighted average fair value of warrants granted	$ 0.28
Remaining Contractual Life
Granted	5 years
Outstanding	2 years 3 months 18 days	1 year 8 months 12 days
Exercisable	2 years 3 months 18 days	1 year 8 months 12 days
Warrant [Member]
Number of Warrants
Balance	10,342,304	5,746,370
Granted	4,791,260	4,832,134
Exercised
Forfeited
Expired		(236,200)
Outstanding	15,133,564	10,342,304
Exercisable	15,066,898	10,342,304
Weighted Average Exercise Price
Balance	$ 1.73	$ 1.71
Granted	1.93	1.72
Exercised
Forfeited
Expired		1.60
Outstanding	1.77	1.73
Exercisable	1.78	1.73
Weighted average fair value of warrants granted	$ 0.26	$ 0.37
Remaining Contractual Life
Granted	2 years 6 months	2 years 9 months 4 days
Outstanding	1 year 3 months 7 days	1 year 8 months 5 days
Exercisable	1 year 2 months 27 days	1 year 8 months 5 days